Note 9 - Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
	Management fees	Investor relation fees	Consulting fees	Share-based payments	Total

Year ended March 31, 2024
Current and former directors, officers and companies controlled by them	$754,542	$-	$-	$717,725	$1,472,267

Year ended March 31, 2023
Current and former directors, officers and companies controlled by them	$381,819	$66,530	$65,000	$804,016	$1,317,365

Year ended March 31, 2022
Current and former directors, officers and companies controlled by them	$375,264	$-	$-	$1,063,622	$1,438,886

Disclosure of transactions between related parties [text block]
	March 31, 2024	March 31, 2023	March 31, 2022

Current and former directors, officers and companies controlled by them	$86,980	$112,975	$99,027